EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Plans, entities and award authorized

The following table summarizes the Company’s plans, entities and awards authorized as of December 31, 2020:

Plan	Entities	Awards	Total Units Authorized As of December 31, 2020
Management Awards	WME Iris Management Holdco, LLC WME Iris Management Holdco II, LLC WME Iris Management III Holdco, LLC WME Iris Management IV Holdco, LLC WME Iris Management V Holdco, LLC WME Iris Management VI Holdco, LLC	Profits Units & Phantom Units	365,712,946
SCP Awards	WME IMG SCP, LLC	Profits Units & Phantom Units	16,808,999
WME Holdco Awards	WME Holdco, LLC	Membership Units, Profits Units & Phantom Units	665,247,103
	WME Holdco SPV, LLC	Membership Units	8,020,278
UFC Management Awards	UFC Management Holdco, LLC UFC Management Holdco II, LLC	Profits Units & Phantom Units	357,290

Equity-based Compensation by Plan and Total amounts Included in Selling, General and Administrative Expenses

Equity-based compensation by plan and total amounts included in selling, general and administrative expenses were as follows (in thousands):

	Years Ended December 31,
	2018	2019	2020
Management Awards	$41,853	$42,566	$16,500
SCP Awards	203	—	271
WME Holdco Awards	95,491	14,110	40,722
UFC Management Awards	11,107	38,892	31,742
Other various subsidiaries awards	1,190	5,620	2,036

Total equity-based compensation expense(1)	$149,844	$101,188	$91,271

(1)	Includes $0.7 million of expense from discontinued operations for the year ended December 31, 2018.

Key Assumptions Used for Units Granted

The key assumptions used for units granted in the years ended December 31, 2018, 2019 and 2020 are as follows:

	Risk-free Interest Rate	Expected Volatility	Expected Life (in years)	Expected Dividend Yield
Management, SCP & WME Holdco Awards
Year Ended December 31, 2018	1.99%-2.94%	35%-37.5%	1 to 5	0%
Year Ended December 31, 2019	1.59%-2.63%	35%	1 to 5	0%
Year Ended December 31, 2020	0.10%-0.36%	45%-47.5%	1 to 5	0%
UFC Management Awards
Year Ended December 31, 2019	1.73%-2.30%	30%-32.5%	1 to 5	0%
Year Ended December 31, 2020	0.14%	37.5%	1 to 5	0%

Summary of the Award Activity

The following table summarizes the award activity for the year ended December 31, 2020:

	Time Vested Management		Performance Vested Management		Time Vested SCP		Time Vested WME Holdco		Time Vested UFC
	Units	Value*	Units	Value*	Units	Value*	Units	Value*	Units	Value*
Outstanding at January 1, 2020	228,188,617	$0.49	91,511,202	$0.23	19,208,581	$0.43	296,955,951	$0.69	253,350	$306.19
Granted	20,920,904	$0.38	—	$—	—	$—	8,020,278	$2.21	58,440	$859.88
Exercised	—	$—	—	$—	—	$—	—	$—	—	$—
Forfeited or expired	(15,344,656)	$0.54	(1,149,974)	$0.31	(2,399,582)	$0.43	(37,625,116)	$0.63	—	$—

Outstanding at December 31, 2020	233,764,865	$0.48	90,361,228	$0.23	16,808,999	$0.43	267,351,113	$0.75	311,791	$409.97

Expected to vest at December 31, 2020	233,764,865	$0.48	88,633,805	$0.24	16,808,999	$0.43	267,351,113	$0.75	311,791	$409.97

Unrecognized Compensation Cost for Unvested Awards and the Related Remaining Weighted Average Period for Expensing

As of December 31, 2020, total unrecognized compensation cost for unvested awards and the related remaining weighted average period for expensing is summarized below:

	Unrecognized Compensation Costs (in thousands)	Period Remaining (in years)
Management Awards	$19,839	1.5
UFC Management Awards	38,391	2.7
Various subsidiaries awards	432	1.9